COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Schedule of future minimum payments under debt obligations, non-cancelable operating leases and other purchase obligations	The future minimum payments under debt obligations, non-cancelable operating leases and other purchase obligations are as follows as of December 31, 2021 (in thousands):

	Years Ending December 31,
	2022	2023	2024	2025	2026	Thereafter	Total
USD Term Loans and EUR Term loans:
Principal payments	$10,400	$10,400	$10,400	$10,400	$1,429,998	$—	$1,471,598
Interest payments	74,013	80,710	84,250	84,092	11,506	—	334,571
Senior Notes:
Principal payments	—	—	—	—	—	300,000	300,000
Interest payments	29,250	29,250	29,250	29,250	29,250	14,625	160,875
Interest rate swaps	8,376	5,081	598	—	—	—	14,055
Revolver commitment fee	404	404	69	—	—	—	877
Operating lease payments on facilities leases	14,376	11,713	12,060	12,016	6,686	26,059	82,910
Minimum royalty guarantee payments to content suppliers	44,684	38,344	31,513	30,587	13,493	16,000	174,621
Technology purchase commitments	3,944	2,001	—	—	—	—	5,945
Other commitments	3,391	833	—	—	—	—	4,224
Total commitments	$188,838	$178,736	$168,140	$166,345	$1,490,933	$356,684	$2,549,676